RESTATEMENT OF PREVIOUSLY ISSUED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Prior Period Adjustment [Abstract]
Schedule of Restatement Of Previously Issued Condensed Interim Consolidated Financial Statements

Condensed Interim Consolidated Statements of Income (Loss):

	Six months ended June 30, 2021
	As Reported	Adjustments	As Restated
Revenues:
Products	$69,467	$(3,187)	$66,280
Services	32,169	(280)	31,889
Total revenues	101,636	(3,467)	98,169

Cost of revenues:
Products	53,411	(3,494)	49,917
Services	19,153	-	19,153
Total cost of revenues	72,564	(3,494)	69,070

Gross profit	29,072	27	29,099
Operating loss	(3,994)	27	(3,967)
Loss before taxes on income	(4,751)	27	(4,724)
Net loss	$(5,225)	$27	$(5,198)

*) Adjustment for total basic and diluted loss per share is lower than $0.01

Condensed Interim Consolidated Statements of Comprehensive Income (Loss):

	Six months ended June 30, 2021
	As Reported	Adjustments	As Restated

Net loss	$(5,225)	$27	$(5,198)
Comprehensive loss	$(5,402)	$27	$(5,375)